Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments in hotel properties	$ 203,242	$ 202,224	$ 191,854
Less accumulated depreciation	67,011	65,562	61,524
Investments in hotel properties, Net	136,231	136,662	130,330
Cash and cash equivalents	337	891	279
Accounts receivable, net of allowance for doubtful accounts	2,170	2,070	1,892
Prepaid expenses and other assets	5,347	5,151	8,917
Deferred financing costs, net	2,552	2,644	850
Investment in hotel properties, held for sale, net	50,751	54,429	78,904
Total assets	197,388	201,847	221,172
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	10,350	8,778	10,704
Derivative liabilities, at fair value	16,252	15,935
Debt related to hotel properties held for sale	39,977	43,312	78,385
Long-term debt	91,386	89,509	87,460
Total liabilities	157,965	157,534	176,549
Redeemable noncontrolling interest in consolidated partnership, at redemption value			114
SHAREHOLDERS' EQUITY
Common stock, $.01 par value, 200,000,000 shares authorized	29	29	29
Common stock warrants	252	252	252
Additional paid-in capital	135,006	134,994	121,821
Distributions in excess of retained earnings	(103,672)	(98,777)	(85,398)
Total shareholders' equity	31,653	36,536	36,712
Noncontrolling Interest
Noncontrolling interest in consolidated partnership	108	115	135
Total equity	31,761	36,651	36,847
Total liabilities and equity	197,388	201,847	221,172
Redeemable Preferred Stock Series B [Member]
LIABILITIES AND EQUITY
Redeemable preferred stock 10% Series B, 800,000 shares authorized; $.01 par value, 332,500 shares outstanding, liquidation preference of $8,312	7,662	7,662	7,662
Preferred Stock Series A [Member]
SHAREHOLDERS' EQUITY
Preferred stock	8	8	8
Series C Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock	$ 30	$ 30